Exempt Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of Edwards Lifesciences stock held by Plan	$ 31,206,900	$ 31,255,000
Plan’s investment in Edwards Lifesciences stock as percentage of total net assets available for benefits	11.30%	13.10%
Employer Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of Edwards Lifesciences stock held by Plan (in shares)	41,500	55,400
Value of Edwards Lifesciences stock held by Plan	$ 3,535,300	$ 4,103,100